Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund
Dec. 30, 2024
Fidelity International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.89%
Past 5 years	10.92%
Past 10 years	6.49%
Fidelity International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.84%
Past 5 years	10.75%
Past 10 years	6.35%
Fidelity International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.55%
Past 5 years	8.79%
Past 10 years	5.30%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS270
Average Annual Return:
Past 1 year	17.75%
Past 5 years	8.97%
Past 10 years	5.31%